N-2 - USD ($)		Aug. 28, 2026	Aug. 06, 2026
Cover [Abstract]
Entity Central Index Key		0001843499
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-252742
Investment Company Act File Number		811-23636
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		7
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		8
Entity Registrant Name		AFA Asset Based Lending Fund
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
City Area Code		414
Local Phone Number		299-2270
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Aug. 31, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES:	Institutional Class Shares	Founder Class Shares
Maximum sales load on purchases (1)	None	None

(1)	Neither Institutional Class Shares nor Founder Class Shares are subject to a sales charge.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of Net Assets attributable to shares)(2)
Management Fee(3)	1.10%	1.10%
Fees and Interest Payments on Borrowed Funds	0.84%	0.84%
Shareholder Service Fee(4)	0.20%	None
Other Expenses	0.39%	0.39%
Acquired Fund Fees and Expenses(5)	1.50%	1.50%
Total Annual Expenses	4.03%	3.83%
Less: Fee Waiver and Expense Reimbursements	(0.10)%	(0.10)%
Net Annual Expenses(6)	3.93%	3.73%

(2)	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(3)	The Fund pays a Management Fee at an annualized rate of 1.10% of the first $500 million of the Fund’s average daily net assets; plus 1.05% of the next $500 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $1 billion, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.

(4)	The Fund’s Institutional Class Shares may pay a Shareholder Service Fee of up to 0.20% on an annualized basis of the aggregate net assets of the Fund attributable to Institutional Class Shares to the Fund’s Distributor or other qualified recipients. See “SHAREHOLDER SERVICE PLAN”

(5)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds. The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.

(6)	The Investment Manager has entered into an amended Expense Limitation and Reimbursement Agreement (“Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to reimburse expenses of the Fund (“Reimbursement”) so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.29% on an annualized basis for each of the Institutional Class Shares and Founder Class Shares (the “Expense Limit”). Specified Expenses for this purpose include all Fund expenses other than the management fee, shareholder service fee, fees and interest on borrowed funds, distribution fees (if any), acquired fund fees and expenses (as determined in accordance with SEC Form N-2), taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses. The Expense Limit will be in effect through August 31, 2027 and may not be increased nor may the Expense Limitation and Reimbursement Agreement be terminated before such time by the Fund or the Investment Manager. For a period not to exceed three years from the date on which a Reimbursement is made, the Investment Manager may recoup amounts reimbursed, provided such recoupment will not cause the Fund’s expenses to exceed the lesser of the expense limit in effect at the time of the waiver or the expense limit in effect at the time of recapture.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

You would pay the following expenses on a $1,000 investment, assuming
a 5% annual return:	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$40	$122	$206	$422
Founder Class Shares	$38	$116	$196	$406

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator and custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “FUND EXPENSES,” and “PURCHASING SHARES.”

Acquired Fund Fees and Expenses, Note [Text Block]		In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds. The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVES

The Fund’s primary investment objective is to provide a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 80% of its assets (net assets, plus any borrowings for investment purposes) either directly or indirectly, in a range of asset-based lending investments. The Fund may change this 80% policy without shareholder approval upon at least 60 days’ prior written notice to shareholders. Asset-based lending investments are broadly defined as loans or other forms of indebtedness that are secured by collateral, including, among others: equipment, inventory and receivables; real estate; real assets; infrastructure or transportation assets; litigation settlements; and royalties or other contractual cash flows. The Fund uses a “multi-manager” strategy whereby the Fund primarily allocates its assets among multiple investment vehicles that invest primarily in private credit securities and other credit-related instruments (“Underlying Funds”) managed by a select group of institutional managers (“Underlying Managers”) identified and chosen by the Investment Manager for their expertise in implementing various credit strategies. Up to 100% of the Underlying Funds may be private investment funds that are not registered under the Investment Company Act. Shareholders will indirectly bear a portion of the asset-based fees and other expenses incurred by the Fund as an investor in the Underlying Funds. For either investment or hedging purposes, certain Underlying Funds may engage in short sales and/or invest in derivative instruments, such as options, futures and forward currency contracts. The Fund may also invest directly in private loans and private credit securities (“Direct Investments”). The underlying holdings of the Underlying Funds and Direct Investments together compose the underlying investments (“Underlying Investments”) of the Fund.

The Fund generally allocates more than 80% of its net assets including any borrowings for investment purposes, either directly or indirectly, in Underlying Investments of the following types: asset-based lending, receivables financing, real estate lending, specialty finance, loans secured by royalties or other contractual cash flows, leasing, intellectual property lending, peer to peer and consumer lending, litigation finance, trade finance, opportunistic credit, distressed lending, debtor-in-possession, and direct corporate lending. The Fund may change the types of Underlying Investments in which it may invest, and one or more of the investment types described above may not be represented in the Fund at any given time. The Fund may also invest in private credit funds purchased on the secondary market.

The Investment Manager believes that, by investing in a diversified range of credit strategies, the Fund will be less exposed to the risks and volatility that may be associated with investing in any individual credit strategy. Moreover, by investing through multiple Underlying Managers, the Fund will afford investors access to the specialized skills and expertise of the managers, while at the same time lessening for investors the risks and volatility that may be associated with investing through any single investment manager or in any single investment strategy.

Underlying Investments include direct loans (to individuals, companies and entities of any size) of any maturity, seniority and credit quality that may be unsecured or secured by different types of collateral, such as receivables, real estate, or other assets. Private credit instruments are generally not investment grade and will generally not have a credit rating. Structured credit refers to investments in select tranches of cash flows generated by a pool of debt obligations, such as CLOs and collateralized mortgage obligations. Underlying Managers have complete discretion to make investments for their respective Underlying Funds consistent with the relevant investment advisory agreements, limited partnership agreements, memorandums and articles of association or other governing documents. Such agreements and governing documents generally allow the Underlying Managers to change the kinds of investments they make and their techniques for making investments if they believe that such changes are appropriate in view of the relevant investment objectives and the then-current or expected market, business or economic conditions. Underlying Investments may be of any maturity and/or duration and any credit quality, including securities that are rated below investment grade. Below-investment-grade securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and are commonly referred to as “junk” or “high yield” securities. A substantial portion of the Underlying Investments may be unrated and/or extremely speculative and may have credit ratings as low as CCC or D.

The Fund has been granted exemptive relief from the provisions of Section 17(d) of the Investment Company Act to invest in certain investment transactions alongside other funds managed by the Investment Manager or certain of its affiliates, subject to certain conditions. The Investment Manager will not cause the Fund to engage in certain investments alongside affiliates unless such investments are permitted under the order granting an exemption from Section 17 of the Investment Company Act or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Fund could be limited in its ability to invest in certain investments in which the Investment Manager or any of its affiliates are investing or are invested.

Investment Process

The Investment Manager has engaged Atrato, a division of F.L. Putnam, as the Fund’s Sub-Adviser to provide ongoing research, opinions and recommendations regarding the selection of the Underlying Managers.

Atrato Investment Selection, Due Diligence and Monitoring Process

Atrato’s investment process has five components: (i) underlying manager sourcing; (ii) qualitative and peer group analysis; (iii) investment due diligence; (iv) operational due diligence; and (v) ongoing underlying manager monitoring.

Manager Sourcing. Atrato specializes in the sourcing of alternative investment managers. Sourcing is an ongoing process by which Atrato establishes meaningful knowledge of the investible universe, which generally includes meeting with or speaking to investment managers directly. In addition to evaluating more established investment managers, Atrato recognizes the competitive advantage that may enable some emerging and/or smaller investment managers to take advantage of opportunities in niche strategies that cannot be executed by larger investment firms. In identifying investment managers, Atrato uses a variety of information sources, including third-party databases, conferences, independent placement agents, capital introduction units at the major investment banks and service providers such as accountants, attorneys, administrators, third party marketers, and consultants. Atrato has developed a proprietary software program that synthesizes all manager-related information including call and meeting notes, investment performance and other relevant data.

Quantitative and Peer Group Analysis. Quantitative analysis is an integral component of Atrato’s manager evaluation process. To the extent available, Atrato performs in-depth performance analysis on the potential fund investment or previous portfolios run by the investment manager. This process helps identify managers that should be excluded from further due diligence due to unacceptable risk/return profiles. For private markets strategies, Atrato also looks at track records of historical vintages and other metrics around the strength of investment returns against the backdrop of capital deployment, J-curve mitigation, IRRs, MOICs, and other relevant metrics. Atrato also analyzes the performance of an investment strategy against similar peers. Identifying periods of over-and underperformance, higher and lower volatility, higher and lower draw- downs versus peers and other metrics helps to inform the qualitative research into the manager’s investment strategy.

Investment Due Diligence. Once Atrato has identified possible investment candidates, a comprehensive qualitative review of the investment manager and potential investment is initiated. The qualitative due diligence process is systematic and includes evaluation of historical manager data and documents, and the collection and review of current documentation that informs the key areas of focus for on-site meetings and interviews with the manager. Key factors used to evaluate managers include among others, the manager’s investment philosophy, investment strategy and inherent strategy risk, risk management processes, drivers of performance including potential performance in extreme environments, current market environment, competitive landscape, portfolio diversification across sectors and concentration of positions, leverage, liquidity, capacity, transparency, and fees.

Operational Due Diligence. Atrato seeks to understand the financial and operational controls of the investment manager to identify and assess any potential organizational risks. This operational due diligence process consists of a thorough assessment of operational factors through direct contact with the fund manager’s operational staff and the major service providers to the investment manager. Key areas of evaluation include the adequacy of internal trading discipline and controls, technology systems and back-up procedures, valuation policies, compliance procedures, policies and procedures relating to potential conflicts of interest, regulatory filings (if any), personnel risks, physical asset risk, fund structure review, disaster-recovery provisions, office security concerns, firm governance, and key service providers of the fund including, as applicable, auditors, counsel, administrators, and custodians.

Ongoing Manager Due Diligence. Atrato generally reviews fund investments via teleconference on an ongoing basis. The calls generally cover organizational, operational, attribution, portfolio construction and risk management subjects that are relevant to the period being evaluated. Additionally, Atrato seeks to assess whether the manager is deviating materially from the key considerations discussed during prior due diligence.

While the Sub-Adviser is responsible for making recommendations regarding the selection of Underlying Funds, the Investment Manager retains overall supervisory responsibility for the day-to-day management and investment of the Fund’s investment portfolio. The Investment Manager may manage a portion of the Fund’s assets directly and may source Underlying Managers and Direct Investments that have not been researched or recommended by the Sub-Adviser. The Investment Manager may hedge or modify the Fund’s exposure to a particular investment or market-related risk created by an Underlying Manager and may invest the Fund’s assets pending allocation to an Underlying Manager, or to establish positions in securities and strategies it deems appropriate for meeting the Fund’s investment objectives.

Leverage

The Fund may leverage the Fund’s investment in the Underlying Funds and Direct Investments by borrowing. Such borrowing and use of leverage will be limited to 33%. The use of leverage increases risk and generates interest expense, but also may increase the investment return. For example, when the Fund is leveraged, a small increase or decrease in the value of the Fund’s investments will result in a larger increase or decrease, respectively, in the NAV of the Fund’s investments than would otherwise be the case.

The Fund, as the borrower, has entered into a secured, three-year revolving line of credit facility (the “Credit Facility”). The Credit Facility expires on April 24, 2029. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $85,000,000 or the aggregate amount of Loans as defined in its Loan and Security Agreement (the “Credit Agreement”). In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage.

The Fund may enter into derivatives or other transactions that may provide leverage (other than through borrowings). The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4 under the Investment Company Act. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Underlying Managers may leverage their trading (and in certain cases, at significant levels) through borrowings from banks and other lenders to leverage investments, utilize futures, forwards, swaps and other derivatives to acquire leverage, finance investments through repurchase agreements, total return swaps and options and trade securities and derivatives on margin. The Fund, through investment in Underlying Funds, may be exposed to higher levels of leverage than the Fund is permitted to incur directly, including a greater risk of loss with respect to such investments as a result of higher leverage employed by such entities.

Effects of Leverage

Assuming the use of leverage in the amount of 10.00% of the Fund’s total assets and an annual interest rate on leverage of 7.00% payable on such leverage based on estimated market interest rates as of the date of this Prospectus, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.70%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous examples.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 10.00% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 7.00%. See “PRINCIPAL RISK FACTORS - BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares.

Assumed Portfolio Return (Net of Expenses)	-10%	-5%	0%	5%	10%

Corresponding Return to Shareholder	-11.78%	-6.24%	-0.70%	4.84%	10.38%

Total return is composed of two elements - the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is greater than the costs of leverage and decreases return when the portfolio return is less than the costs of leverage.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objectives will be achieved or that its strategy of investing in the Fund will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.

GENERAL RISKS

REPURCHASE OFFERS; LIMITED LIQUIDITY. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

The NAV of Shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. The repurchase of Shares by the Fund may be a taxable event for Shareholders. To the extent that the Fund employs investment leverage, repurchases of Shares will compound the adverse effects of leverage in a declining market. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund's expenses and reducing any net investment income.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the value of Shares that are tendered by Shareholders generally will be determined within fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know the repurchase price until after it has irrevocably tendered its Shares.

CO-INVESTMENT  RISK. Co-investments involve risks that are not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose of its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Manager will monitor the performance of each co-investment made by the Fund, there can be no assurance that the Investment Manager will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Fund and Investment Manager have been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order is subject to certain conditions, including (i) that a majority of the Trustees who have no financial interest in the co-investment transaction and a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act, approve the 17(d) investment, and (ii) that the price, terms and conditions of the 17(d) investment will be identical for each fund participating pursuant to the exemptive relief. Since the Fund is subject to these conditions, there can be no assurance that the Fund will be permitted to invest in negotiated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Order.

RELIANCE ON CO-INVESTMENT ORDER RISK. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund's ability to make investments or enter into other transactions alongside the Investment Manager other clients. The Fund has been granted an Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Manager have obtained the Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Manager or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund's ability to achieve the desired investment returns.

LARGE SHAREHOLDER TRANSACTIONS RISK. Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors such as advisory firms that exercise control over a large number of individual investor accounts. As a result, the Fund is subject to the risk that those shareholders may purchase a large amount of shares of the Fund. Large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. Additionally, Underlying Funds may leverage their trading (and in certain cases, at significant levels) through borrowings from banks and other lenders to leverage investments, utilize futures, forwards, swaps and other derivatives to acquire leverage, finance investments through repurchase agreements, total return swaps and options and trade securities and derivatives on margin. The use of leverage increases risk and generates interest expense, but also may increase the investment return. For example, when an Underlying Fund is leveraged, a small increase or decrease in the value of the Underlying Fund’s investments will result in a larger increase or decrease, respectively, in the NAV of the Underlying Manager’s investments than would otherwise be the case. The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits generally do not apply to the Underlying Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Underlying Funds. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Although the Investment Manager follows a general policy of seeking to spread the Fund’s capital among multiple Underlying Investments,   the Investment Manager may depart from such policy from time to time and one or more Underlying Investments may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company's use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a "limited derivatives user," as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund's derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund's investments and the ability of the Fund to implement its investment strategy (including the use of leverage). Increased regulatory oversight and other legislation or regulation relating to private investment funds and their investment advisers could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Underlying Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to income tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

DEPENDENCE ON THE INVESTMENT MANAGER. The Investment Manager has discretion to make all investment decisions for the Fund and therefore the Investment Manager is responsible for the selection of, and allocation and reallocation of the Fund's assets among, the Fund's investments. The Investment Manager may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of a sub-adviser engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Manager's ability to select and construct an appropriate investment portfolio. The Investment Manager's judgment may be incorrect, and subjective decisions made by the Investment Manager may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Manager's personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

RELIANCE ON KEY PERSONS RISK. The Fund relies on the services of certain executive officers who have relevant knowledge of asset-based lending investments and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

CYBERSECURITY RISK. The Fund and its service providers are susceptible to cybersecurity risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence and machine learning could exacerbate these risks or result in cybersecurity incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund Shareholders to transact business and the Fund to process transactions; inability to calculate the Fund's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cybersecurity risk management and remediation purposes. In addition, cybersecurity risks may also impact issuers of securities in which the Fund invests, which may cause the Fund's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to private investment funds and their service providers.

DISASTER RECOVERY AND DATA SECURITY. In managing the Fund, the Investment Manager relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Manager's information technology systems or data could have a material adverse impact on the operations of the Investment Manager and/or the Fund. In addition, a breach in the security of the Investment Manager's systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Manager and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability.

The Investment Manager has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Manager may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections. The foregoing disaster recovery and data security risks are also applicable to Underlying Managers of Underlying Funds.

TECHNOLOGY RISK. The Fund, Underlying Funds and their service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund, an Underlying Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, Underlying Funds, their service providers, or issuers of the securities in which the Fund or Underlying Funds invest to reduce technology and cybersecurity risks will succeed, and the Fund and Underlying Funds cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund or Underlying Funds.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Underlying Investments and the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

TECHNOLOGICAL ADVANCEMENTS RISK. The development and increased reliance on certain technologies, including artificial intelligence and machine learning algorithms ("AI"), may adversely impact markets and the overall performance of the Fund's investments. For example, issuers in which the Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer's business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which the Fund invests.

SPECIAL RISKS OF INVESTING IN UNDERLYING FUNDS

NO REGISTRATION. Underlying Funds generally will not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Underlying Funds. In addition, Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Manager to monitor whether holdings of the Underlying Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

MULTIPLE LEVELS OF FEES AND EXPENSES. Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund. By investing in Underlying Funds indirectly through the Fund, the investor bears asset-based fees. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Manager, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if they invested in an Underlying Fund directly or in a closed-end fund which did not invest in Underlying Funds. Some Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Underlying Funds and the Fund generally. Accordingly, an Underlying Manager to certain Underlying Funds with positive performance may receive performance-based compensation from the Underlying Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 0% to 2.00% and up to a 20% incentive fee on net profits, which are included in “Acquired Fund Fees and Expenses,” as applicable.

LACK OF OPERATING HISTORY OF UNDERLYING FUNDS. Certain Underlying Funds may be newly formed entities that have no operating histories. In such cases, the Advisers may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Underlying Fund. Although the Advisers and their affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Advisers’ assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

UNDERLYING MANAGERS INVEST INDEPENDENTLY. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Underlying Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Underlying Funds selected by the Investment Manager may be competing with each other for the same positions in one or more markets. To the extent that the Underlying Funds do, in fact, hold the same positions, the Fund’s portfolio, considered as a whole, may experience magnified gain or loss corresponding with the same position held by each Underlying Fund and incur additional fees and expenses in connection with the same position.

INDUSTRY CONCENTRATION RISK. Underlying Funds generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Underlying Funds in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. However, because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Underlying Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Underlying Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the Investment Manager may not be able to determine at any given time whether or the extent to which Underlying Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS. Since the Fund may make additional investments in or affect withdrawals from an Underlying Fund only at certain times pursuant to limitations set forth in the governing documents of the Underlying Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Underlying Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so. Some Underlying Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Underlying Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Manager does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Underlying Funds or from Direct Investments may limit the Fund’s ability to repurchase Shares. For example, many Underlying Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Shares will be withdrawals from Underlying Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Shares for repurchase.

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

VALUATION OF UNDERLYING FUNDS. Although the Advisers review the valuation procedures used by all Underlying Managers, neither the Advisers nor the Administrator can confirm or review the accuracy of valuations provided by Underlying Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Manager generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Manager may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Underlying Funds are completed. Promoting transparency and receiving necessary information from Underlying Funds may possibly be an impediment to monitoring the performance of Underlying Funds on a regular basis.

HIGH PORTFOLIO TURNOVER. The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short- term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.

INDEMNIFICATION OF UNDERLYING FUNDS. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Underlying Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Underlying Funds.

INVESTMENTS IN NON-VOTING SECURITIES. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Underlying Fund. This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Advisers. To limit its voting interest in certain Underlying Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund. Other accounts managed by the Advisers may also waive their voting rights in a particular Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Investment Manager). Subject to the oversight of the Board, the Advisers will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Underlying Fund. Rights may not be waived or contractually limited for an Underlying Fund that does not provide an ongoing ability for follow-on investment, such as an Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisers to invest in certain Underlying Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. In these circumstances, transactions between the Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

LACK OF CONTROL OVER UNDERLYING MANAGERS. The Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective. The Investment Manager may be constrained by the withdrawal limitations imposed by private Underlying Funds, which may restrict the Fund’s ability to terminate investments in private Underlying Funds that are performing poorly or have otherwise had adverse changes. The Investment Manager will be dependent on information provided by the private Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Manager’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its NAV accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

INVESTMENT-RELATED RISKS

GENERAL INVESTMENT-RELATED RISKS

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund's activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances, armed conflict and war. These factors may affect the level and volatility of security prices and liquidity of the Fund's investments. Unexpected volatility or illiquidity could impair the Fund's profitability or result in it suffering losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See "Interest Rate Risk" under "DEBT SECURITIES" for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

RECENT MARKET CIRCUMSTANCES. The value of the Fund's investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies were directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets' stability; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund's portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers' ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. The instability in the financial markets in the recent past led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Future market conditions could lead to further such actions. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an "emergency" basis with little or no notice with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

RISKS OF SECURITIES ACTIVITIES OF THE FUND AND UNDERLYING MANAGERS. The Fund and the Underlying Managers will invest and trade in a variety of different securities and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involve the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

HIGHLY VOLATILE MARKETS. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which the Fund may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of the clearinghouses for those exchanges.

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including private Underlying Funds, to trade. Similarly, investments held by an Underlying Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Underlying Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Underlying Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its Direct Investments and Underlying Funds at fair value, as determined pursuant to the Valuation Procedures approved by the Board. In addition, the portfolio investments of the Underlying Funds in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Underlying Funds. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Underlying Funds), or that fair value pricing will reflect a price that the Fund or an Underlying Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Underlying Fund’s NAV could be adversely affected if the Underlying Fund’s determinations regarding the fair value of the Underlying Fund’s investments were materially higher than the values that the Underlying Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Underlying Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Underlying Fund.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks associated with the styles of investing which may be utilized by one or more Underlying Managers and the types of investments in which the Fund anticipates the Underlying Funds will include in their portfolio holdings:

DEBT SECURITIES. Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.

○	Interest Rate Risk. Changes in interest rates can affect the value of the Fund’s or Underlying Funds’ investments in fixed-income instruments. A decline in interest rates could reduce the amount of current income the Fund or Underlying Funds are able to achieve from interest on fixed-income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase. To the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. The Fund or an Underlying Fund may experience increased interest rate risk to the extent it invests, if at all, in lower-rated instruments, debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon debt instruments) or debt instruments paying non-cash interest in the form of other debt instruments. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The Fund or an Underlying Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.).

The risks associated with changing interest rates are heightened under current market conditions given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Because longer- term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results of operations.

Additionally, increases in interest rates may negatively affect the value of reserves held by banks and other financial institutions in bonds and other debt securities relative to deposits and liabilities which, when coupled with general economic headwinds resulting from a changing interest rate environment, can create liquidity pressures at such institutions as evidenced by the bank run on the Silicon Valley Bank (SVB) Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

○	Extension Risk. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

○	Prepayment Risk. The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.

In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed-rate obligations will be discount instruments when interest rates and/or spreads are high and will be premium instruments when interest rates and/or spreads are low, such debt instruments may be adversely affected by changes in prepayments in any interest rate environment.

The adverse effects of prepayments may impact the Underlying Funds’ portfolios in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Underlying Managers may have constructed for these investments, resulting in a loss to the Underlying Funds’ overall portfolios. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

○	Default Risk. The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A portion of the loans in which the Fund, directly or indirectly through an Underlying Fund, may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans, or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

○	Zero-Coupon and Deferred Interest Bonds. Zero-coupon bonds and deferred interest bonds are debt obligations issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations that provide for regular payments of interest.

○	Corporate Debt. Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, the Underlying Funds may be paid interest in kind in connection with their investments in corporate debt and related financial instruments (e.g., the principal owed to the Underlying Funds in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Underlying Funds may experience substantial losses.

○	Mezzanine Debt. Mezzanine debt is typically junior to the obligations of a company to senior creditors, trade creditors and employees. The ability of the Underlying Funds to influence a company’s affairs, especially during periods of financial distress or following an insolvency, will be substantially less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt instruments have historically been higher than for investment-grade instruments. In the event of the insolvency of a portfolio company of the Underlying Funds or a similar event, the Underlying Funds’ debt investments therein will be subject to fraudulent conveyance, subordination and preference laws.

○	Stressed Debt. Stressed issuers are issuers that are not yet deemed distressed or bankrupt and whose debt securities are trading at a discount to par, but not yet at distressed levels. An example would be an issuer that is in technical default of its credit agreement, or undergoing strategic or operational changes, which results in market pricing uncertainty. The market prices of stressed and distressed instruments are highly volatile, and the spread between the bid and the ask prices of such instruments is often unusually wide.

○	Non-Performing Nature of Debt. Certain debt instruments may be non-performing or in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. There can be no assurance as to the amount and timing of payments, if any, with respect to such debt instruments.

○	General Credit Risks. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. Neither the Investment Manager nor the Sub-Adviser can guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, neither the Investment Manager nor the Sub-Adviser can assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. In the event of a foreclosure, the liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. The strategies utilized by the Investment Manager may require accurate and detailed credit analysis of issuers, and there can be no assurance that such analysis will be accurate or complete. Credit risk is also greater to the extent that the Fund uses leverage or derivatives in connection with the management of the Fund.

○	Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

○	Troubled Origination. When financial institutions or other entities that are insolvent or in serious financial difficulty originate debt, the standards by which such instruments were originated, the recourse to the selling institution, or the standards by which such instruments are being serviced or operated may be adversely affected.

○	Sovereign Debt. Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Underlying Managers believe are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of non-U.S. exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.

○	Equitable Subordination. Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). If the Fund or an Underlying Fund engages in such conduct, the Fund or such Underlying Fund may be subject to claims from creditors of an obligor that debt held by the Fund or such Underlying Fund should be equitably subordinated.

DIRECT CORPORATE LENDING. The Fund, directly or indirectly through an Underlying Fund, may act as the originator for direct loans and engage in direct corporate lending. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers directly or through companies acquired (or created) and owned by or otherwise affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured.

In determining whether to make a direct loan, the Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan.

When engaging in direct corporate lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund’s performance.

As part of its lending activities, the Fund may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Fund funds, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan.

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund, directly or indirectly through an Underlying Fund, may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These may also be securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s Investors Service and CC or lower by S&P Global Ratings (“S&P”) or Fitch Inc. / Fitch Ratings Ltd.) or, if unrated, are in the judgment of the Investment Manager of equivalent quality. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

ROYALTIES. The Fund, directly or indirectly through an Underlying Fund, may provide loans secured by royalties. Royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

TRADE FINANCE. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund, directly or indirectly through an Underlying Fund, may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster (see “COUNTERPARTY CREDIT RISK” below for a more complete description). Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund, directly or indirectly through an Underlying Fund, may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

LITIGATION FINANCE. The Fund, directly or indirectly through an Underlying Fund, may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

○	Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

○	Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

○	Legal Professional Duties. For most investments made by the Fund, either directly or indirectly through an Underlying Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

○	Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

RECEIVABLES. The Fund, directly or indirectly through an Underlying Fund, may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

COLLATERALIZED LOAN OBLIGATIONS AND COLLATERALIZED DEBT OBLIGATIONS (“CDOs”). CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund, directly or indirectly through an Underlying Fund, may invest in tranches of CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CDO’s manager may perform poorly.

STRUCTURED PRODUCTS. The CLOs and other CDOs in which the Fund, directly or indirectly through an Underlying Fund, may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter- term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

Certain structured products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold. As a result, investments in structured products may be characterized by the Fund as illiquid securities. In addition to the general risks associated with fixed-income securities discussed herein, structured products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in structured products are subordinate to other classes or tranches thereof; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) a forced “fire sale” liquidation may occur due to technical defaults such as coverage test failures and (vi) the manager of the CLO or CDO may perform poorly.

ADDITIONAL RISKS OF ASSET-BACKED SECURITIES, CDOS AND CLOS. Asset-backed securities and CDOs are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

BANK DEBT TRANSACTIONS. The Fund may invest in bank loans and participations, including first-lien, second-lien and unitranche loans. Bank loans are generally debt instruments that are secured by the assets of a borrower. Investing in bank loans involves risks that are additional to, and different from, those relating to investments in other types of debt and fixed-income securities. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims in respect of such matters may reduce the cash flow and/or market value of the investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund, directly or indirectly through an Underlying Fund, may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters.

DERIVATIVE INSTRUMENTS. The Fund, directly or indirectly through an Underlying Fund, may use options, swaps, futures contracts, forward agreements and other derivatives contracts. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund, directly or indirectly through an Underlying Fund, may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager or an Underlying Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund or Underlying Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s or Underlying Fund’s derivative investments would not be available to the Fund or Underlying Fund for other investment purposes, which may result in lost opportunities for gain.

Rule 18f-4 under the Investment Company Act regulates a registered investment company’s use of derivatives and related instruments. The Fund intends to be a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s direct derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. See “PRINCIPAL RISK FACTORS - GENERAL RISKS - LEGAL, TAX AND REGULATORY.”

The derivative instruments and techniques that the Fund or an Underlying Fund may principally use include:

○	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well- conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

○	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed- upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

○	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the Investment Company Act and applicable SEC interpretations and guidance from time to time.

COUNTERPARTY CREDIT RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Rule 18f-4 under the Investment Company Act regulates a registered investment company’s use of derivatives and related instruments. The rule imposes value-at-risk leverage limits, requires the adoption of policies related to derivatives, mandates reporting to funds’ boards, and requires reporting to the SEC and regulates fund’s use of reverse repurchase agreements and unfunded commitment agreements. The ultimate impact of the new rule remains unclear, but it may limit the Fund’s ability to engage in derivatives transactions and/or increase the costs of such transactions. For a more complete description of Rule 18f-4, see “PRINCIPAL RISK FACTORS - GENERAL RISKS - LEGAL, TAX AND REGULATORY.”

SHORT POSITIONS. Short positions may comprise a significant portion of some of the Underlying Funds’ portfolio. In short selling, the Fund, directly or indirectly through an Underlying Fund, will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. The Investment Manager may from time to time also make short sales “against the box”, where the Fund retains a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. At any particular time, the Fund’s portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

ILLIQUID PORTFOLIO INVESTMENTS. The Fund, directly or indirectly through an Underlying Fund, may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and the Fund may not be able to sell them when the Investment Manager or a Sub-Adviser desire to do so or to realize what the Investment Manager or a Sub-Adviser perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that the Investment Manager and/or Sub-Adviser believe are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Investment Manager and/or Sub-Adviser anticipate. As a result, the Fund may lose all or substantially all of its investment in such a security.

NON-U.S. INVESTMENTS. It is expected that the Fund, through the Underlying Managers, will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and, consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Advisers’ ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Underlying Funds may invest directly or indirectly from time to time in European companies and assets, including investments located in the United Kingdom (the “UK”). In June 2016, the UK approved a referendum to leave the European Union (the “EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. The UK began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. Since the referendum, there have been periods of significant volatility in the global stock markets and currency exchange rates, as well as challenging market conditions in the UK. At this time, the impact that the trade deal and any future agreements on services, particularly financial services, will have on the Fund and Underlying Funds cannot be predicted, and it is possible that the new terms may adversely affect the Fund.

Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments.

Additionally, various countries have seen significant internal conflicts and, in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

EQUITY SECURITIES. The Fund’s investments may include a limited amount of long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

SMALL CAPITALIZATION ISSUERS. The Fund, directly or indirectly through an Underlying Fund, may invest in credit issuances or loans of smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. The Fund may enter into repurchase and reverse repurchase agreements. When the Fund enters into a repurchase agreement, it “sells” securities to a broker-dealer or financial institution and agrees to repurchase such securities on a mutually agreed date for the price paid by the broker-dealer or financial institution, plus interest at a negotiated rate. In a reverse repurchase transaction, the Fund “buys” securities issued from a broker- dealer or financial institution, subject to the obligation of the broker- dealer or financial institution to repurchase such securities at the price paid by the Fund, plus interest at a negotiated rate. The use of repurchase and reverse repurchase agreements by the Fund involves certain risks. For example, if the seller of securities to the Fund under a reverse repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Fund may not be able to substantiate its interest in the underlying securities. Finally, if a seller defaults on its obligation to repurchase securities under a reverse repurchase agreement, the Fund may suffer a loss to the extent that it is forced to liquidate its position in the market, and proceeds from the sale of the underlying securities are less than the repurchase price agreed to by the defaulting seller. Similar elements of risk arise in the event of the bankruptcy or insolvency of the buyer.

SOFR RISK. The Secured Overnight Financial Rate ("SOFR") is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate ("LIBOR"). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

RIGHTS AND WARRANTS. The Fund, directly or indirectly through an Underlying Fund, may invest in rights and warrants. Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund has purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

INVESTMENTS IN CASH, CASH-EQUIVALENT INVESTMENTS OR MONEY MARKET FUNDS. A portion of the Fund’s assets may be invested in cash, cash-equivalent investments or money market funds when, for example, other investments are unattractive, to provide a reserve for anticipated obligations of the Fund or for other temporary purposes. Although such a practice may assist in the preservation of capital, the assumption of cash positions may also impact overall investment return. Cash investment practices of the Fund may be expected, therefore, to affect total investment performance of the Fund. Although a money market fund seeks to preserve a $1.00 per share NAV, it cannot guarantee it will do so. The sponsor of a money market fund has no legal obligation to provide financial support to the money market fund and investors in money market funds should not expect that the sponsor will provide support to a money market fund at any time.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming the use of leverage in the amount of 10.00% of the Fund’s total assets and an annual interest rate on leverage of 7.00% payable on such leverage based on estimated market interest rates as of the date of this Prospectus, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.70%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous examples.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 10.00% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 7.00%. See “PRINCIPAL RISK FACTORS - BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares.

Assumed Portfolio Return (Net of Expenses)	-10%	-5%	0%	5%	10%

Corresponding Return to Shareholder	-11.78%	-6.24%	-0.70%	4.84%	10.38%

Total return is composed of two elements - the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is greater than the costs of leverage and decreases return when the portfolio return is less than the costs of leverage.

Annual Interest Rate [Percent]		7.00%
Annual Interest Rate, Current [Percent]		7.00%
Annual Coverage Return Rate [Percent]		0.70%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	-10%	-5%	0%	5%	10%

Corresponding Return to Shareholder	-11.78%	-6.24%	-0.70%	4.84%	10.38%

Return at Minus Ten [Percent]		(11.78%)
Return at Minus Five [Percent]		(6.24%)
Return at Zero [Percent]		(0.70%)
Return at Plus Five [Percent]		4.84%
Return at Plus Ten [Percent]		10.38%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 10.00% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 7.00%. See “PRINCIPAL RISK FACTORS - BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES*

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding

Institutional Class	Unlimited	None	644

Founder Class	Unlimited	None	971

*	As of August 6, 2026

GENERAL RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		GENERAL RISKS
REPURCHASE OFFERS; LIMITED LIQUIDITY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE OFFERS; LIMITED LIQUIDITY. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

The NAV of Shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. The repurchase of Shares by the Fund may be a taxable event for Shareholders. To the extent that the Fund employs investment leverage, repurchases of Shares will compound the adverse effects of leverage in a declining market. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund's expenses and reducing any net investment income.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the value of Shares that are tendered by Shareholders generally will be determined within fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know the repurchase price until after it has irrevocably tendered its Shares.

CO-INVESTMENT RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CO-INVESTMENT  RISK. Co-investments involve risks that are not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose of its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Manager will monitor the performance of each co-investment made by the Fund, there can be no assurance that the Investment Manager will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Fund and Investment Manager have been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order is subject to certain conditions, including (i) that a majority of the Trustees who have no financial interest in the co-investment transaction and a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act, approve the 17(d) investment, and (ii) that the price, terms and conditions of the 17(d) investment will be identical for each fund participating pursuant to the exemptive relief. Since the Fund is subject to these conditions, there can be no assurance that the Fund will be permitted to invest in negotiated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Order.

RELIANCE ON CO-INVESTMENT ORDER RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON CO-INVESTMENT ORDER RISK. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund's ability to make investments or enter into other transactions alongside the Investment Manager other clients. The Fund has been granted an Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Manager have obtained the Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Manager or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund's ability to achieve the desired investment returns.

LARGE SHAREHOLDER TRANSACTIONS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LARGE SHAREHOLDER TRANSACTIONS RISK. Shares of the Fund may be offered to certain other investment companies, large retirement plans and other large investors such as advisory firms that exercise control over a large number of individual investor accounts. As a result, the Fund is subject to the risk that those shareholders may purchase a large amount of shares of the Fund. Large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

BORROWING; USE OF LEVERAGE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. Additionally, Underlying Funds may leverage their trading (and in certain cases, at significant levels) through borrowings from banks and other lenders to leverage investments, utilize futures, forwards, swaps and other derivatives to acquire leverage, finance investments through repurchase agreements, total return swaps and options and trade securities and derivatives on margin. The use of leverage increases risk and generates interest expense, but also may increase the investment return. For example, when an Underlying Fund is leveraged, a small increase or decrease in the value of the Underlying Fund’s investments will result in a larger increase or decrease, respectively, in the NAV of the Underlying Manager’s investments than would otherwise be the case. The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits generally do not apply to the Underlying Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Underlying Funds. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

NON-DIVERSIFIED STATUS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Although the Investment Manager follows a general policy of seeking to spread the Fund’s capital among multiple Underlying Investments,   the Investment Manager may depart from such policy from time to time and one or more Underlying Investments may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

LEGAL, TAX AND REGULATORY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company's use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a "limited derivatives user," as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund's derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund's investments and the ability of the Fund to implement its investment strategy (including the use of leverage). Increased regulatory oversight and other legislation or regulation relating to private investment funds and their investment advisers could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Underlying Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

NON-QUALIFICATION AS A RIC [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to income tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

DEPENDENCE ON THE INVESTMENT MANAGER [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON THE INVESTMENT MANAGER. The Investment Manager has discretion to make all investment decisions for the Fund and therefore the Investment Manager is responsible for the selection of, and allocation and reallocation of the Fund's assets among, the Fund's investments. The Investment Manager may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of a sub-adviser engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Manager's ability to select and construct an appropriate investment portfolio. The Investment Manager's judgment may be incorrect, and subjective decisions made by the Investment Manager may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Manager's personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

RELIANCE ON KEY PERSONS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON KEY PERSONS RISK. The Fund relies on the services of certain executive officers who have relevant knowledge of asset-based lending investments and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

CYBERSECURITY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. The Fund and its service providers are susceptible to cybersecurity risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence and machine learning could exacerbate these risks or result in cybersecurity incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund Shareholders to transact business and the Fund to process transactions; inability to calculate the Fund's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cybersecurity risk management and remediation purposes. In addition, cybersecurity risks may also impact issuers of securities in which the Fund invests, which may cause the Fund's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to private investment funds and their service providers.

DISASTER RECOVERY AND DATA SECURITY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISASTER RECOVERY AND DATA SECURITY. In managing the Fund, the Investment Manager relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Manager's information technology systems or data could have a material adverse impact on the operations of the Investment Manager and/or the Fund. In addition, a breach in the security of the Investment Manager's systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Manager and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability.

The Investment Manager has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Manager may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections. The foregoing disaster recovery and data security risks are also applicable to Underlying Managers of Underlying Funds.

TECHNOLOGY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TECHNOLOGY RISK. The Fund, Underlying Funds and their service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund, an Underlying Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, Underlying Funds, their service providers, or issuers of the securities in which the Fund or Underlying Funds invest to reduce technology and cybersecurity risks will succeed, and the Fund and Underlying Funds cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund or Underlying Funds.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Underlying Investments and the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

TECHNOLOGICAL ADVANCEMENTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TECHNOLOGICAL ADVANCEMENTS RISK. The development and increased reliance on certain technologies, including artificial intelligence and machine learning algorithms ("AI"), may adversely impact markets and the overall performance of the Fund's investments. For example, issuers in which the Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer's business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which the Fund invests.

SPECIAL RISKS OF INVESTING IN UNDERLYING FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		SPECIAL RISKS OF INVESTING IN UNDERLYING FUNDS
NO REGISTRATION [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NO REGISTRATION. Underlying Funds generally will not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Underlying Funds. In addition, Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Manager to monitor whether holdings of the Underlying Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

MULTIPLE LEVELS OF FEES AND EXPENSES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MULTIPLE LEVELS OF FEES AND EXPENSES. Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund. By investing in Underlying Funds indirectly through the Fund, the investor bears asset-based fees. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Manager, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if they invested in an Underlying Fund directly or in a closed-end fund which did not invest in Underlying Funds. Some Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Underlying Funds and the Fund generally. Accordingly, an Underlying Manager to certain Underlying Funds with positive performance may receive performance-based compensation from the Underlying Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 0% to 2.00% and up to a 20% incentive fee on net profits, which are included in “Acquired Fund Fees and Expenses,” as applicable.

LACK OF OPERATING HISTORY OF UNDERLYING FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF OPERATING HISTORY OF UNDERLYING FUNDS. Certain Underlying Funds may be newly formed entities that have no operating histories. In such cases, the Advisers may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Underlying Fund. Although the Advisers and their affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Advisers’ assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

UNDERLYING MANAGERS INVEST INDEPENDENTLY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNDERLYING MANAGERS INVEST INDEPENDENTLY. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Underlying Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Underlying Funds selected by the Investment Manager may be competing with each other for the same positions in one or more markets. To the extent that the Underlying Funds do, in fact, hold the same positions, the Fund’s portfolio, considered as a whole, may experience magnified gain or loss corresponding with the same position held by each Underlying Fund and incur additional fees and expenses in connection with the same position.

INDUSTRY CONCENTRATION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INDUSTRY CONCENTRATION RISK. Underlying Funds generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Underlying Funds in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. However, because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Underlying Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Underlying Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the Investment Manager may not be able to determine at any given time whether or the extent to which Underlying Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS. Since the Fund may make additional investments in or affect withdrawals from an Underlying Fund only at certain times pursuant to limitations set forth in the governing documents of the Underlying Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Underlying Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so. Some Underlying Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Underlying Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Manager does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Underlying Funds or from Direct Investments may limit the Fund’s ability to repurchase Shares. For example, many Underlying Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Shares will be withdrawals from Underlying Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Shares for repurchase.

COMMITMENT STRATEGY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

VALUATION OF UNDERLYING FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION OF UNDERLYING FUNDS. Although the Advisers review the valuation procedures used by all Underlying Managers, neither the Advisers nor the Administrator can confirm or review the accuracy of valuations provided by Underlying Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Manager generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Manager may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Underlying Funds are completed. Promoting transparency and receiving necessary information from Underlying Funds may possibly be an impediment to monitoring the performance of Underlying Funds on a regular basis.

HIGH PORTFOLIO TURNOVER [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGH PORTFOLIO TURNOVER. The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short- term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.

INDEMNIFICATION OF UNDERLYING FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INDEMNIFICATION OF UNDERLYING FUNDS. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Underlying Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Underlying Funds.

INVESTMENTS IN NON-VOTING SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENTS IN NON-VOTING SECURITIES. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Underlying Fund. This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Advisers. To limit its voting interest in certain Underlying Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund. Other accounts managed by the Advisers may also waive their voting rights in a particular Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Investment Manager). Subject to the oversight of the Board, the Advisers will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Underlying Fund. Rights may not be waived or contractually limited for an Underlying Fund that does not provide an ongoing ability for follow-on investment, such as an Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisers to invest in certain Underlying Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. In these circumstances, transactions between the Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

LACK OF CONTROL OVER UNDERLYING MANAGERS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF CONTROL OVER UNDERLYING MANAGERS. The Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective. The Investment Manager may be constrained by the withdrawal limitations imposed by private Underlying Funds, which may restrict the Fund’s ability to terminate investments in private Underlying Funds that are performing poorly or have otherwise had adverse changes. The Investment Manager will be dependent on information provided by the private Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Manager’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its NAV accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		INVESTMENT-RELATED RISKS
GENERAL INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		GENERAL INVESTMENT-RELATED RISKS
GENERAL ECONOMIC AND MARKET CONDITIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund's activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances, armed conflict and war. These factors may affect the level and volatility of security prices and liquidity of the Fund's investments. Unexpected volatility or illiquidity could impair the Fund's profitability or result in it suffering losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See "Interest Rate Risk" under "DEBT SECURITIES" for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

RECENT MARKET CIRCUMSTANCES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECENT MARKET CIRCUMSTANCES. The value of the Fund's investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies were directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets' stability; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund's portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers' ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. The instability in the financial markets in the recent past led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Future market conditions could lead to further such actions. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an "emergency" basis with little or no notice with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

RISKS OF SECURITIES ACTIVITIES OF THE FUND AND UNDERLYING MANAGERS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS OF SECURITIES ACTIVITIES OF THE FUND AND UNDERLYING MANAGERS. The Fund and the Underlying Managers will invest and trade in a variety of different securities and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involve the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

ALTERNATIVE INVESTMENTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

HIGHLY VOLATILE MARKETS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGHLY VOLATILE MARKETS. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which the Fund may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of the clearinghouses for those exchanges.

VALUATION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including private Underlying Funds, to trade. Similarly, investments held by an Underlying Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Underlying Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Underlying Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its Direct Investments and Underlying Funds at fair value, as determined pursuant to the Valuation Procedures approved by the Board. In addition, the portfolio investments of the Underlying Funds in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Underlying Funds. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Underlying Funds), or that fair value pricing will reflect a price that the Fund or an Underlying Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Underlying Fund’s NAV could be adversely affected if the Underlying Fund’s determinations regarding the fair value of the Underlying Fund’s investments were materially higher than the values that the Underlying Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Underlying Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Underlying Fund.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

FRAUD RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks associated with the styles of investing which may be utilized by one or more Underlying Managers and the types of investments in which the Fund anticipates the Underlying Funds will include in their portfolio holdings:

DEBT SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEBT SECURITIES. Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Extension Risk. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Prepayment Risk. The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.

In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed-rate obligations will be discount instruments when interest rates and/or spreads are high and will be premium instruments when interest rates and/or spreads are low, such debt instruments may be adversely affected by changes in prepayments in any interest rate environment.

The adverse effects of prepayments may impact the Underlying Funds’ portfolios in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Underlying Managers may have constructed for these investments, resulting in a loss to the Underlying Funds’ overall portfolios. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Default Risk. The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A portion of the loans in which the Fund, directly or indirectly through an Underlying Fund, may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans, or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

Zero-Coupon and Deferred Interest Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Zero-Coupon and Deferred Interest Bonds. Zero-coupon bonds and deferred interest bonds are debt obligations issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations that provide for regular payments of interest.

Corporate Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Corporate Debt. Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, the Underlying Funds may be paid interest in kind in connection with their investments in corporate debt and related financial instruments (e.g., the principal owed to the Underlying Funds in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Underlying Funds may experience substantial losses.

Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Mezzanine Debt. Mezzanine debt is typically junior to the obligations of a company to senior creditors, trade creditors and employees. The ability of the Underlying Funds to influence a company’s affairs, especially during periods of financial distress or following an insolvency, will be substantially less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt instruments have historically been higher than for investment-grade instruments. In the event of the insolvency of a portfolio company of the Underlying Funds or a similar event, the Underlying Funds’ debt investments therein will be subject to fraudulent conveyance, subordination and preference laws.

Stressed Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Stressed Debt. Stressed issuers are issuers that are not yet deemed distressed or bankrupt and whose debt securities are trading at a discount to par, but not yet at distressed levels. An example would be an issuer that is in technical default of its credit agreement, or undergoing strategic or operational changes, which results in market pricing uncertainty. The market prices of stressed and distressed instruments are highly volatile, and the spread between the bid and the ask prices of such instruments is often unusually wide.

Non-Performing Nature of Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Non-Performing Nature of Debt. Certain debt instruments may be non-performing or in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. There can be no assurance as to the amount and timing of payments, if any, with respect to such debt instruments.

General Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	General Credit Risks. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. Neither the Investment Manager nor the Sub-Adviser can guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, neither the Investment Manager nor the Sub-Adviser can assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. In the event of a foreclosure, the liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. The strategies utilized by the Investment Manager may require accurate and detailed credit analysis of issuers, and there can be no assurance that such analysis will be accurate or complete. Credit risk is also greater to the extent that the Fund uses leverage or derivatives in connection with the management of the Fund.

Rating Agencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Troubled Origination [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Troubled Origination. When financial institutions or other entities that are insolvent or in serious financial difficulty originate debt, the standards by which such instruments were originated, the recourse to the selling institution, or the standards by which such instruments are being serviced or operated may be adversely affected.

Sovereign Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Sovereign Debt. Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Underlying Managers believe are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of non-U.S. exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.

Equitable Subordination [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Equitable Subordination. Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). If the Fund or an Underlying Fund engages in such conduct, the Fund or such Underlying Fund may be subject to claims from creditors of an obligor that debt held by the Fund or such Underlying Fund should be equitably subordinated.

DIRECT CORPORATE LENDING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DIRECT CORPORATE LENDING. The Fund, directly or indirectly through an Underlying Fund, may act as the originator for direct loans and engage in direct corporate lending. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers directly or through companies acquired (or created) and owned by or otherwise affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured.

In determining whether to make a direct loan, the Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan.

When engaging in direct corporate lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund’s performance.

As part of its lending activities, the Fund may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Fund funds, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan.

DISTRESSED SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund, directly or indirectly through an Underlying Fund, may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These may also be securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s Investors Service and CC or lower by S&P Global Ratings (“S&P”) or Fitch Inc. / Fitch Ratings Ltd.) or, if unrated, are in the judgment of the Investment Manager of equivalent quality. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

ROYALTIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ROYALTIES. The Fund, directly or indirectly through an Underlying Fund, may provide loans secured by royalties. Royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

TRADE FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TRADE FINANCE. Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund, directly or indirectly through an Underlying Fund, may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster (see “COUNTERPARTY CREDIT RISK” below for a more complete description). Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

SPECIALTY FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund, directly or indirectly through an Underlying Fund, may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

LITIGATION FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LITIGATION FINANCE. The Fund, directly or indirectly through an Underlying Fund, may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Legal Professional Duties. For most investments made by the Fund, either directly or indirectly through an Underlying Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

RECEIVABLES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECEIVABLES. The Fund, directly or indirectly through an Underlying Fund, may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

COLLATERALIZED LOAN OBLIGATIONS AND COLLATERALIZED DEBT OBLIGATIONS ("CDOS") [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COLLATERALIZED LOAN OBLIGATIONS AND COLLATERALIZED DEBT OBLIGATIONS (“CDOs”). CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund, directly or indirectly through an Underlying Fund, may invest in tranches of CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CDO’s manager may perform poorly.

STRUCTURED PRODUCTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

STRUCTURED PRODUCTS. The CLOs and other CDOs in which the Fund, directly or indirectly through an Underlying Fund, may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter- term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

Certain structured products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold. As a result, investments in structured products may be characterized by the Fund as illiquid securities. In addition to the general risks associated with fixed-income securities discussed herein, structured products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in structured products are subordinate to other classes or tranches thereof; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) a forced “fire sale” liquidation may occur due to technical defaults such as coverage test failures and (vi) the manager of the CLO or CDO may perform poorly.

ADDITIONAL RISKS OF ASSET-BACKED SECURITIES, CDOS AND CLOS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ADDITIONAL RISKS OF ASSET-BACKED SECURITIES, CDOS AND CLOS. Asset-backed securities and CDOs are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

BANK DEBT TRANSACTIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BANK DEBT TRANSACTIONS. The Fund may invest in bank loans and participations, including first-lien, second-lien and unitranche loans. Bank loans are generally debt instruments that are secured by the assets of a borrower. Investing in bank loans involves risks that are additional to, and different from, those relating to investments in other types of debt and fixed-income securities. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims in respect of such matters may reduce the cash flow and/or market value of the investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

REAL ESTATE RELATED RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund, directly or indirectly through an Underlying Fund, may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters.

DERIVATIVE INSTRUMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVE INSTRUMENTS. The Fund, directly or indirectly through an Underlying Fund, may use options, swaps, futures contracts, forward agreements and other derivatives contracts. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund, directly or indirectly through an Underlying Fund, may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager or an Underlying Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund or Underlying Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s or Underlying Fund’s derivative investments would not be available to the Fund or Underlying Fund for other investment purposes, which may result in lost opportunities for gain.

Rule 18f-4 under the Investment Company Act regulates a registered investment company’s use of derivatives and related instruments. The Fund intends to be a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s direct derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. See “PRINCIPAL RISK FACTORS - GENERAL RISKS - LEGAL, TAX AND REGULATORY.”

The derivative instruments and techniques that the Fund or an Underlying Fund may principally use include:

Futures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well- conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed- upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the Investment Company Act and applicable SEC interpretations and guidance from time to time.

COUNTERPARTY CREDIT RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY CREDIT RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Rule 18f-4 under the Investment Company Act regulates a registered investment company’s use of derivatives and related instruments. The rule imposes value-at-risk leverage limits, requires the adoption of policies related to derivatives, mandates reporting to funds’ boards, and requires reporting to the SEC and regulates fund’s use of reverse repurchase agreements and unfunded commitment agreements. The ultimate impact of the new rule remains unclear, but it may limit the Fund’s ability to engage in derivatives transactions and/or increase the costs of such transactions. For a more complete description of Rule 18f-4, see “PRINCIPAL RISK FACTORS - GENERAL RISKS - LEGAL, TAX AND REGULATORY.”

SHORT POSITIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SHORT POSITIONS. Short positions may comprise a significant portion of some of the Underlying Funds’ portfolio. In short selling, the Fund, directly or indirectly through an Underlying Fund, will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. The Investment Manager may from time to time also make short sales “against the box”, where the Fund retains a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. At any particular time, the Fund’s portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

ILLIQUID PORTFOLIO INVESTMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ILLIQUID PORTFOLIO INVESTMENTS. The Fund, directly or indirectly through an Underlying Fund, may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and the Fund may not be able to sell them when the Investment Manager or a Sub-Adviser desire to do so or to realize what the Investment Manager or a Sub-Adviser perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that the Investment Manager and/or Sub-Adviser believe are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Investment Manager and/or Sub-Adviser anticipate. As a result, the Fund may lose all or substantially all of its investment in such a security.

NON-U.S. INVESTMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. It is expected that the Fund, through the Underlying Managers, will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and, consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Advisers’ ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Underlying Funds may invest directly or indirectly from time to time in European companies and assets, including investments located in the United Kingdom (the “UK”). In June 2016, the UK approved a referendum to leave the European Union (the “EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. The UK began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. Since the referendum, there have been periods of significant volatility in the global stock markets and currency exchange rates, as well as challenging market conditions in the UK. At this time, the impact that the trade deal and any future agreements on services, particularly financial services, will have on the Fund and Underlying Funds cannot be predicted, and it is possible that the new terms may adversely affect the Fund.

Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments.

Additionally, various countries have seen significant internal conflicts and, in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

EQUITY SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EQUITY SECURITIES. The Fund’s investments may include a limited amount of long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

SMALL CAPITALIZATION ISSUERS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SMALL CAPITALIZATION ISSUERS. The Fund, directly or indirectly through an Underlying Fund, may invest in credit issuances or loans of smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. The Fund may enter into repurchase and reverse repurchase agreements. When the Fund enters into a repurchase agreement, it “sells” securities to a broker-dealer or financial institution and agrees to repurchase such securities on a mutually agreed date for the price paid by the broker-dealer or financial institution, plus interest at a negotiated rate. In a reverse repurchase transaction, the Fund “buys” securities issued from a broker- dealer or financial institution, subject to the obligation of the broker- dealer or financial institution to repurchase such securities at the price paid by the Fund, plus interest at a negotiated rate. The use of repurchase and reverse repurchase agreements by the Fund involves certain risks. For example, if the seller of securities to the Fund under a reverse repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Fund may not be able to substantiate its interest in the underlying securities. Finally, if a seller defaults on its obligation to repurchase securities under a reverse repurchase agreement, the Fund may suffer a loss to the extent that it is forced to liquidate its position in the market, and proceeds from the sale of the underlying securities are less than the repurchase price agreed to by the defaulting seller. Similar elements of risk arise in the event of the bankruptcy or insolvency of the buyer.

SOFR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK. The Secured Overnight Financial Rate ("SOFR") is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate ("LIBOR"). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

INFLATION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

RIGHTS AND WARRANTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIGHTS AND WARRANTS. The Fund, directly or indirectly through an Underlying Fund, may invest in rights and warrants. Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund has purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

INVESTMENTS IN CASH, CASH-EQUIVALENT INVESTMENTS OR MONEY MARKET FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENTS IN CASH, CASH-EQUIVALENT INVESTMENTS OR MONEY MARKET FUNDS. A portion of the Fund’s assets may be invested in cash, cash-equivalent investments or money market funds when, for example, other investments are unattractive, to provide a reserve for anticipated obligations of the Fund or for other temporary purposes. Although such a practice may assist in the preservation of capital, the assumption of cash positions may also impact overall investment return. Cash investment practices of the Fund may be expected, therefore, to affect total investment performance of the Fund. Although a money market fund seeks to preserve a $1.00 per share NAV, it cannot guarantee it will do so. The sponsor of a money market fund has no legal obligation to provide financial support to the money market fund and investors in money market funds should not expect that the sponsor will provide support to a money market fund at any time.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

○	Interest Rate Risk. Changes in interest rates can affect the value of the Fund’s or Underlying Funds’ investments in fixed-income instruments. A decline in interest rates could reduce the amount of current income the Fund or Underlying Funds are able to achieve from interest on fixed-income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase. To the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. The Fund or an Underlying Fund may experience increased interest rate risk to the extent it invests, if at all, in lower-rated instruments, debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon debt instruments) or debt instruments paying non-cash interest in the form of other debt instruments. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The Fund or an Underlying Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.).

The risks associated with changing interest rates are heightened under current market conditions given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Because longer- term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results of operations.

Additionally, increases in interest rates may negatively affect the value of reserves held by banks and other financial institutions in bonds and other debt securities relative to deposits and liabilities which, when coupled with general economic headwinds resulting from a changing interest rate environment, can create liquidity pressures at such institutions as evidenced by the bank run on the Silicon Valley Bank (SVB) Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
Contact Personnel Name		Ann Maurer
Institutional Class Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3]	1.10%
Interest Expenses on Borrowings [Percent]	[3]	0.84%
Distribution/Servicing Fees [Percent]	[3],[4]	0.20%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	1.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.39%
Total Annual Expenses [Percent]	[3]	4.03%
Waivers and Reimbursements of Fees [Percent]	[3]	(0.10%)
Net Expense over Assets [Percent]	[3],[6]	3.93%
Expense Example, Year 01		$ 40
Expense Example, Years 1 to 3		122
Expense Example, Years 1 to 5		206
Expense Example, Years 1 to 10		$ 422
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Institutional Class
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			644
Founder Class Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3]	1.10%
Interest Expenses on Borrowings [Percent]	[3]	0.84%
Distribution/Servicing Fees [Percent]	[3],[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	1.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.39%
Total Annual Expenses [Percent]	[3]	3.83%
Waivers and Reimbursements of Fees [Percent]	[3]	(0.10%)
Net Expense over Assets [Percent]	[3],[6]	3.73%
Expense Example, Year 01		$ 38
Expense Example, Years 1 to 3		116
Expense Example, Years 1 to 5		196
Expense Example, Years 1 to 10		$ 406
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Founder Class
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			971

[1]	Neither Institutional Class Shares nor Founder Class Shares are subject to a sales charge.
[2]	The Fund pays a Management Fee at an annualized rate of 1.10% of the first $500 million of the Fund’s average daily net assets; plus 1.05% of the next $500 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $1 billion, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.
[3]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.
[4]	The Fund’s Institutional Class Shares may pay a Shareholder Service Fee of up to 0.20% on an annualized basis of the aggregate net assets of the Fund attributable to Institutional Class Shares to the Fund’s Distributor or other qualified recipients. See “SHAREHOLDER SERVICE PLAN”
[5]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds. The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.
[6]	The Investment Manager has entered into an amended Expense Limitation and Reimbursement Agreement (“Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to reimburse expenses of the Fund (“Reimbursement”) so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.29% on an annualized basis for each of the Institutional Class Shares and Founder Class Shares (the “Expense Limit”). Specified Expenses for this purpose include all Fund expenses other than the management fee, shareholder service fee, fees and interest on borrowed funds, distribution fees (if any), acquired fund fees and expenses (as determined in accordance with SEC Form N-2), taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses. The Expense Limit will be in effect through August 31, 2027 and may not be increased nor may the Expense Limitation and Reimbursement Agreement be terminated before such time by the Fund or the Investment Manager. For a period not to exceed three years from the date on which a Reimbursement is made, the Investment Manager may recoup amounts reimbursed, provided such recoupment will not cause the Fund’s expenses to exceed the lesser of the expense limit in effect at the time of the waiver or the expense limit in effect at the time of recapture.